Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 21, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jun. 21, 2022
American Beacon Shapiro SMID Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term capital appreciation and current income.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Focused Holdings Risk
Because the Fund may have a focused portfolio of fewer companies than other diversified funds, the increase or decrease of the value of a single investment may have a greater impact on the Fund’s net asset value (“NAV”) and total return when compared to other diversified funds.